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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess                Greenwich, CT           8/13/10
--------------------------          -------------           --------
          (Name)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40 items

Form 13F Information Table Value Total: $486,572 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          ITEM 1               ITEM 2      ITEM 3    ITEM 4     ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                                      TOTAL                                        VOTING      VOTING
                              TITLE OF                 FMV       TOTAL   SH/ INVESTMENT  OTHER    AUTHORITY  AUTHORITY
      NAME OF ISSUER            CLASS      CUSIP   (X $1,000)   SHARES   PRN DISCRETION MANAGERS    SOLE        NONE
----------------------------------------------------------------------------------------------------------------------
AFLAC INC                        COM     001055102   15,693      367,766 SH     SOLE      NONE       99,961    267,805
ALLIED IRISH BKS P L C      SPON ADR ORD 019228402    1,650      756,842 SH     SOLE      NONE      206,542    550,300
AMERIPRISE FINL INC              COM     03076C106   11,279      312,191 SH     SOLE      NONE       84,131    228,060
AMERICAN RIVER BANKSHARES        COM     029326105    4,717      631,443 SH     SOLE      NONE      631,443          0
ASSOCIATED BANC CORP             COM     045487105   24,618    2,007,958 SH     SOLE      NONE      751,341  1,256,617
AMERICAN EXPRESS CO              COM     025816109   18,889      475,795 SH     SOLE      NONE      120,155    355,640
BANK OF AMERICA CORPORATION      COM     060505104   32,548    2,264,966 SH     SOLE      NONE      458,118  1,806,848
BB&T CORP                        COM     054937107   27,408    1,041,740 SH     SOLE      NONE      285,432    756,308
BANK COMM HLDGS                  COM     06424J103    3,555      750,000 SH     SOLE      NONE      750,000          0
POPULAR INC                      COM     733174106    3,041    1,134,644 SH     SOLE      NONE    1,134,644          0
BROWN & BROWN INC                COM     115236101   11,718      612,240 SH     SOLE      NONE      164,931    447,309
CITIGROUP INC                    COM     172967101    8,114    2,157,966 SH     SOLE      NONE      594,866  1,563,100
COMERICA INC                     COM     200340107   15,731      427,112 SH     SOLE      NONE      115,712    311,400
CME GROUP INC                    COM     12572Q105    3,822       13,575 SH     SOLE      NONE        3,675      9,900
CITIZENS SOUTH BKG CP DEL        COM     176682102    2,449      398,200 SH     SOLE      NONE      398,200          0
CVB FINL CORP                    COM     126600105    2,340      246,286 SH     SOLE      NONE      246,286          0
FIRST HORIZON NATL CORP          COM     320517105   14,526    1,268,663 SH     SOLE      NONE      212,212  1,056,451
FIRST MIDWEST BANCORP DEL        COM     320867104    2,665      219,153 SH     SOLE      NONE      219,153          0
GENWORTH FINL INC             COM CL A   37247D106   11,113      850,277 SH     SOLE      NONE      240,093    610,184
HERITAGE OAKS BANCORP            COM     42724R107    1,731      461,538 SH     SOLE      NONE      461,538          0
HERITAGE FINL CORP WASH          COM     42722X106    4,342      290,055 SH     SOLE      NONE      290,055          0
JPMORGAN CHASE & CO              COM     46625H100   35,820      978,420 SH     SOLE      NONE      172,063    806,357
MB FINANCIAL INC NEW             COM     55264U108    2,177      118,395 SH     SOLE      NONE      117,552        843
METLIFE INC                      COM     59156R108   20,907      553,669 SH     SOLE      NONE      128,200    425,469
MIDSOUTH BANCORP INC             COM     598039105    4,249      332,771 SH     SOLE      NONE      332,771          0
MGIC INVT CORP WIS               COM     552848103    2,986      433,326 SH     SOLE      NONE      118,826    314,500
NEW YORK CMNTY BANCORP INC       COM     649445103   13,219      865,692 SH     SOLE      NONE      865,692          0
ORIENTAL FINL GROUP INC          COM     68618W100    1,190       94,000 SH     SOLE      NONE       94,000          0

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
SOUTHWEST BANCORP INC OKLA       COM     844767103    7,563      569,100 SH     SOLE      NONE      569,100          0
PHH CORP                       COM NEW   693320202    7,308      383,843 SH     SOLE      NONE      103,783    280,060
PMI GROUP INC                    COM     69344M101    9,045    3,129,930 SH     SOLE      NONE      708,613  2,421,317
PNC FINL SVCS GROUP INC          COM     693475105    9,153      162,000 SH     SOLE      NONE            0    162,000
PRUDENTIAL FINL INC              COM     744320102    5,011       93,392 SH     SOLE      NONE       25,238     68,154
STERLING BANCORP                 COM     859158107   10,158    1,128,632 SH     SOLE      NONE    1,128,632          0
SYMETRA FINL CORP                COM     87151Q106    3,178      264,838 SH     SOLE      NONE      170,310     94,528
TORCHMARK CORP                   COM     891027104    8,500      171,689 SH     SOLE      NONE       47,057    124,632
UMPQUA HLDGS CORP                COM     904214103   19,704    1,716,416 SH     SOLE      NONE      872,512    843,904
WELLS FARGO & CO NEW             COM     949746101   39,174    1,530,219 SH     SOLE      NONE      387,922  1,142,297
WASHINGTON FED INC               COM     938824109   35,234    2,177,611 SH     SOLE      NONE      976,341  1,201,270
WILMINGTON TRUST CORP            COM     971807102   30,047    2,709,406 SH     SOLE      NONE    1,085,074  1,624,332
                                                    -------   ----------                         ---------- ----------
                                                    486,572   34,101,759                         15,372,174 18,729,585